MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Associates description	Companies are classified as associates if the Organization has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Organization holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Organization could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.
Description of risk adjustment for non-financial risk	The equivalent percentile to the non-financial risk adjustment is 60% for the Life and Pension portfolios. In the Non-Life portfolio, the percentile corresponding to the non-financial risk adjustment is 75%, and for Dental the confidence level is 56%.
Description on insurance contracts	To calculate the confidence level for the Health portfolio, the Organization uses an internal risk model where it calculates the confidence for the insurance contracts in its portfolio, 60% of percentile for the Liability for Remaining Coverage (LRC) and 70% of percentile for the Liability for Incurred Claims (LIC).
Provision for income tax rate	15.00%
Additional income tax rate	10.00%
Social contribution financial tax rate	15.00%
Social contribution insurance tax rate	9.00%
Social contribution similar tax rate	20.00%